Value Line Select Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2026

Shares		Value
COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 7.1%
	LODGING 4.4%
42,000	Marriott International, Inc. Class A	$13,736,940
	RETAIL 2.7%
90,000	O'Reilly Automotive, Inc.(1)	8,307,900
		22,044,840
CONSUMER STAPLES 5.3%
	RETAIL 5.3%
16,700	Costco Wholesale Corp.	16,640,381
FINANCIALS 23.5%
	COMMERCIAL SERVICES 4.7%
34,573	S&P Global, Inc.	14,705,280
	DIVERSIFIED FINANCIALS 10.3%
111,889	Intercontinental Exchange, Inc.	17,597,902
28,629	Mastercard, Inc. Class A	14,304,766
		31,902,668
	INSURANCE 7.5%
25,400	Arthur J Gallagher & Co.	5,501,132
74,700	Marsh & McLennan Cos., Inc.	12,956,715
25,300	Progressive Corp.	5,015,472
		23,473,319
	SOFTWARE 1.0%
5,600	MSCI, Inc.	3,018,456
		73,099,723
HEALTHCARE 8.4%
	HEALTHCARE PRODUCTS 8.4%
17,400	IDEXX Laboratories, Inc.(1)	9,776,886
46,442	Stryker Corp.	15,260,377
2,400	Thermo Fisher Scientific, Inc.	1,179,672
		26,216,935
INDUSTRIALS 29.5%
	AEROSPACE/DEFENSE 5.2%
13,857	TransDigm Group, Inc.	16,059,709
	BUILDING MATERIALS 6.4%
48,000	Trane Technologies PLC	20,003,520
	COMMERCIAL SERVICES 5.5%
100,008	Cintas Corp.	16,915,353
	ENVIRONMENTAL CONTROL 8.1%
77,800	Republic Services, Inc.	17,039,756
50,251	Waste Connections, Inc.	8,162,772
		25,202,528
	MISCELLANEOUS MANUFACTURERS 4.3%
15,000	Parker-Hannifin Corp.	13,428,600
		91,609,710
INFORMATION TECHNOLOGY 21.5%
	SOFTWARE 15.9%
67,000	Cadence Design Systems, Inc.(1)	18,617,290
16,600	Intuit, Inc.	7,177,508
28,069	Roper Technologies, Inc.	9,932,496
118,195	ServiceNow, Inc.(1)	12,357,287
Shares		Value
COMMON STOCKS 97.2% (continued)
INFORMATION TECHNOLOGY 21.5% (continued)
	SOFTWARE 15.9% (continued)
3,300	Synopsys, Inc.(1)	$1,308,384
		49,392,965
	TELECOMMUNICATIONS 5.6%
40,000	Motorola Solutions, Inc.	17,358,800
		66,751,765
MATERIALS 1.9%
	CHEMICALS 1.9%
22,100	Ecolab, Inc.	5,879,042
TOTAL COMMON STOCKS (Cost $167,878,579)		302,242,396
SHORT-TERM INVESTMENTS 3.0%
	MONEY MARKET FUNDS 3.0%
9,274,355	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(2)	9,274,355
TOTAL SHORT-TERM INVESTMENTS (Cost $9,274,355)		9,274,355
TOTAL INVESTMENTS IN SECURITIES 100.2% (Cost $177,152,934)		$311,516,751
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.2)%		(559,800)
NET ASSETS(3) 100.0%		$310,956,951

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of March 31, 2026.
(3)
For federal income tax purposes, the aggregate cost was
$177,152,934, aggregate gross unrealized appreciation
was $136,919,554, aggregate gross unrealized
depreciation was $2,555,737 and the net unrealized
appreciation was $134,363,817.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.